Income Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Income Tax Expense (Benefit)
23.
Income Tax Expense (Benefit)
(a)
Details of income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Current tax expense (benefit)
Current year	₩	199,591	206,465	260,556
Adjustment for prior years		163,570	(59,484)	(67,985)
	₩	363,161	146,981	192,571
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	₩	60,233	(842,529)	(1,112,066)
Change in unrecognized deferred tax assets(*)		(38,053)	457,763	156,783
	₩	22,180	(384,766)	(955,283)
Income tax expense (benefit)	₩	385,341	(237,785)	(762,712)

(*) Due to the impact of the changes in estimates of future taxable income, change in unrecognized deferred tax assets consist of effect from reducing deferred tax assets in relation to tax credit carryforwards.

23.
Income Tax Expense (Benefit), Continued
(b)
Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2021, 2022, and 2023 are as follows:

(In millions of won)
	2021
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	(220,801)	57,438	(163,363)
Gain (loss) on valuation of derivatives		(12,495)	3,268	(9,227)
Foreign currency translation differences for foreign operations		871,292	(1,503)	869,789
Change in equity of equity method investee		6,364	(1,951)	4,413
	₩	644,360	57,252	701,612

(In millions of won)
	2022
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	165,864	(43,503)	122,361
Gain (loss) on valuation of derivatives		12,495	(3,268)	9,227
Foreign currency translation differences for foreign operations		(80,718)	(245)	(80,963)
Change in equity of equity method investee		(11,603)	1,925	(9,678)
	₩	86,038	(45,091)	40,947

(In millions of won)
	2023
	Before tax		Tax benefit (expense)	Net of tax
Remeasurements of net defined benefit liabilities (assets)	₩	64,635	(14,818)	49,817
Foreign currency translation differences for foreign operations		43,572	(20,429)	23,143
Change in equity of equity method investee		(2,679)	25	(2,654)
	₩	105,528	(35,222)	70,306

23.
Income Tax Expense (Benefit), Continued
(c)
Reconciliation of the actual effective tax rate for the years ended December 31, 2021, 2022, and 2023 are as follows:

(In millions of won)
	2021			2022		2023
Profit (loss) for the year	₩		1,333,544		(3,195,585)		(2,576,729)
Income tax expense (benefit)			385,341		(237,785)		(762,712)
Profit (loss) before income tax	₩		1,718,885		(3,433,370)		(3,339,441)
Income tax expense (benefit) using the statutory tax rate of each country		30.37%	521,954	21.51%	(738,403)	23.65%	(789,941)
Non-deductible expenses		1.01%	17,354	(0.55%)	18,742	(0.59%)	19,759
Tax credits		(3.28%)	(56,439)	4.23%	(145,189)	6.22%	(207,745)
Change in unrecognized deferred tax assets(*1)		(2.21%)	(38,053)	(13.33%)	457,763	(4.69%)	156,783
Adjustment for prior years(*2)		(0.49%)	(8,349)	0.06%	(2,072)	0.32%	(10,726)
Effect on change in tax rate		(2.29%)	(39,338)	(4.90%)	168,372	(1.80%)	60,134
Others		(0.69%)	(11,788)	(0.09%)	3,002	(0.27%)	9,024
Income tax expense (benefit)	₩		385,341		(237,785)		(762,712)
Effective tax rate			22.42%		(*3)		(*3)

(*1) Due to the impact of the changes in estimates of future taxable income, change in unrecognized deferred tax assets consist of effect from reducing deferred tax assets in relation to tax credit carry forwards.

(*2) Adjustment for prior years consists of expected amount adjusted for transfer price investigation for prior periods and others.

(*3) Actual effective tax rate is not calculated due to income tax benefit.

(d)
Global Minimum Tax

The Organization for Economic Cooperation and Development implemented the Base Erosion and Profit Shifting (BEPS) 2.0 framework, which imposes a minimum tax for multinational enterprise groups with total consolidated group revenue of EUR 750 million or more in at least two of the four preceding years. Under the model rules, the above mentioned entities would be required to pay a top-up tax on excess profits in any jurisdiction in which the global anti-base erosion effective tax rate for the jurisdiction is below a 15% minimum rate. The top-up tax is paid to the tax authority of the country where the controlling company that meets certain requirements is located.

However, since the newly enacted tax legislation in Korea is effective from January 1, 2024, there is no current tax impact for the year ended December 31, 2023.

As of December 31, 2023, the Group’s consolidated revenues exceeds EUR 750 million for each of the last two consecutive financial years. For 2024, management does not expect any of the countries where the subsidiaries are located will have a statutory tax rate of below 15%.

23.
Income Tax Expense (Benefit), Continued
(d)
Global Minimum Tax, continued

LG Display Vietnam Haiphong Co., Ltd., a subsidiary located in Vietnam, is eligible for additional tax credits that reduce its effective tax rate to below 15%, but it is not expected to be subject to the global minimum tax if the government support is a Qualified Refundable Tax Credit (QRTC).